Other Long-Term Liabilities	12 Months Ended
Apr. 29, 2017
Other Long-Term Liabilities
9.	Other Long-Term Liabilities

Other long-term liabilities consist primarily of deferred rent, tax liabilities and reserves, long-term insurance liabilities and asset retirement obligations. The Company provides for minimum rent expense over the lease terms (including the build-outperiod) on a straight-line basis. The excess of such rent expense over actual lease payments (net of tenant allowances) is classified as deferred  rent. Other long-term liabilities also include store closing expenses, long-term deferred revenues and a health care and life insurance plan for certain retired employees. The Company had the following other long-term liabilities at April 29, 2017 and April 30, 2016:

	April 29, 2017	April 30, 2016
Deferred rent	$59,142	$70,006
Tax liabilities and reserves	8,711	13,758
Insurance liabilities	14,225	15,219
Asset retirement obligations	11,482	11,268
Other	5,751	3,933

Total other long-term liabilities	$99,311	$114,184